Virtus Equity Trust

Supplement dated March 31, 2011 to the Prospectuses

dated July 31, 2010, as supplemented

Virtus Insight Trust

Supplement dated March 31, 2011 to the Prospectuses

dated May 1, 2010, as supplemented

Virtus Opportunities Trust

Supplement dated March 31, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. will become sub-transfer agent for Virtus Mutual Funds. Accordingly, all references to the sub-transfer agent and to the address of the funds for purposes of sending purchase payments, redemption requests and other communications are being changed as described below. These changes will be effective beginning on April 18, 2011.

HOW TO BUY SHARES

Under the subheading “Through the Mail” the address to which purchase payments should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Under the subheading “Through Express Delivery,” the address to which purchase payments should be sent is: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.

Under the subheading “Systematic Purchase” the address to which the application and initial investment should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

HOW TO SELL SHARES

Under the subheading “Through the Mail” the address to which redemption requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Under the subheading “Through Express Delivery,” the address to which redemption requests should be sent is: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.

ACCOUNT POLICIES

Under the subheading “Account Reinstatement Privilege,” the address to which such requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Under the subheading “Exchange Privileges,” the address to which exchange requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Additionally, the return address on the back page of the funds’ summary prospectuses and statutory prospectus should read: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

Investors should retain this supplement with the Prospectuses for future reference.

VET&VIT&VOT 8448/SubTAChanges (3/11)

Virtus Equity Trust

Supplement dated March 31, 2011 to the Statement of Additional Information (“SAI”)

dated July 31, 2010, as supplemented

Virtus Insight Trust

Supplement dated March 31, 2011 to the SAI

dated May 1, 2010, as supplemented

Virtus Opportunities Trust

Supplement dated March 31, 2011 to the SAI

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective April 18, 2011, BNY Mellon Investment Servicing (US), Inc. will become sub-transfer agent for Virtus Mutual Funds. Accordingly, all references to the address of the funds for purposes of sending purchase payments, redemption requests and other communications are being changed as described below. These changes will be effective beginning on April 18, 2011.

1.	In the last sentence of the first paragraph under “How to Buy Shares,” the address to which completed applications should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

2.	Under the sub-heading “By Mail” in the section “How to Redeem Shares,” the address to which redemption requests should be mailed is: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

3.	Additionally, the disclosure in the second paragraph under the subheading “Custodian and Transfer Agent” in the section “Additional Information,” is revised to replace the name of the current subagent with BNY Mellon Investment Servicing (US), Inc.

4.	All references in the SAI to Boston Financial Data Services or BFDS are revised to reference BNY Mellon Investment Servicing (US), Inc.

Investors should retain this supplement with the SAI for future reference.

VET&VIT&VOT SAI/SubTA Changes (3/11)